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INTERMEDIATE BOND FUND OF AMERICA | INTERMEDIATE BOND FUND OF AMERICA
Intermediate Bond Fund of America®
Prospectus Supplement October 1, 2023

For the following funds with prospectuses dated November 1, 2022 – August 1, 2023 (each as supplemented to date):

American Funds Corporate Bond Fund® (CBF)

American Funds Emerging Markets Bond Fund® (EMBF)

American Funds Inflation Linked Bond Fund® (ILBF)

American Funds Mortgage Fund® (AFMF)

American Funds® Multi-Sector Income Fund (MSI)

American Funds® Strategic Bond Fund (SBF)
American High-Income Trust® (AHIT)

American Mutual Fund® (AMF)

The Bond Fund of America® (BFA)

Capital Income Builder® (CIB)

Capital World Bond Fund® (WBF)

The Income Fund of America® (IFA)

Intermediate Bond Fund of America® (IBFA)

Short-Term Bond Fund of America® (STBF)

U.S. Government Securities Fund® (GVT)

5. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section of the IBFA and STBF prospectus is amended to read as follows.

*	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Keep this supplement with your prospectus.